Cover	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2026
Entity File Number	000-56741
Entity Registrant Name	Rise Companies Corp.
Entity Central Index Key	0001640967
Entity Tax Identification Number	45-4862460
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Dupont Circle NW
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	202
Local Phone Number	584-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false